Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax expense	$ 71,202	$ 98,841	$ 111,510
Deferred tax recovery	(56,080)	(37,785)	(31,265)
Tax expense	$ 15,122	$ 61,056	$ 80,245